UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        JPMorgan Trust I
	245 Park Avenue
	New York, New York  10167

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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	   		[ ]


	Highbridge Statistical Market Neutral Fund
	JPMorgan Asia Equity Fund
	JPMorgan China Region Fund
	JPMorgan Emerging Economies Fund
	JPMorgan Emerging Markets Equity Fund
	JPMorgan Global Focus Fund
	JPMorgan Income Builder Fund
	JPMorgan India Fund
	JPMorgan International Currency Income Fund
	JPMorgan International Equity Fund
	JPMorgan International Markets Fund
	JPMorgan International Opportunities Fund
	JPMorgan International Realty Fund
	JPMorgan International Value Fund
	JPMorgan International Value SMA Fund
	JPMorgan Intrepid European Fund
	JPMorgan Intrepid International Fund
	JPMorgan Intrepid Japan Fund
	JPMorgan Latin America Fund
	JPMorgan Market Neutral Fund
	JPMorgan Russia Fund
	JPMorgan Strategic Appreciation Fund (closed 07/09/08)
	JPMorgan Strategic Preservation Fund
	JPMorgan Tax Aware Core Equity Fund (closed 09/08/08)
	JPMorgan Tax Aware Disciplined Equity Fund
	JPMorgan Tax Aware Diversified Equity Fund (closed 10/30/08) JPMorgan Tax Aware Enhanced Income Fund
	JPMorgan Tax Aware Large Cap Growth Fund
	JPMorgan Tax Aware Real Return Fund
	JPMorgan Tax Aware Real Return SMA Fund
	JPMorgan Tax Aware Short-Intermediate Income Fund
	JPMorgan Tax Aware U.S. Equity Fund


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3.	Investment Company Act File Number:  811-21295

	Securities Act File Number:  333-103022

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4(a). 	Last day of fiscal year for which this form is filed:

 	October 31, 2008

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4(b). 	[ ]  Check box if this Form is being filed late (i.e., more
	     than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.

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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$  6,734,003,188
						------------------


	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$  7,556,506,986
						------------------

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:
						$  0
						-------------------

	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

					-	$  7,556,506,986
                                        	-------------------



	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$  0
						-------------------

	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

						$  ($822,503,798)
						-------------------

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x  0.0000393
						-------------------

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$ 0.00
						-------------------

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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$  0
						-------------------

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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$  0.00
						-------------------

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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository: Not Applicable


	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Jeffrey House
			  -------------------------------------------------
		 	  Jeffrey D. House, Assistant Treasurer

Date: January 20, 2009
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*Please print the name and title of the signing officer below the signature.